Income Taxes - Summary of the Reconciliation of the Expected Income Tax Benefit (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income tax computed at federal statutory tax rate	34.00%	34.00%	34.00%
State taxes, net of federal benefit	0.90%	2.60%	2.40%
Change in valuation allowance	(35.70%)	(36.50%)	(36.20%)
Stock-based compensation	(0.80%)	(0.60%)	(5.00%)
Research and development credits	0.20%	0.70%	1.60%
Permanent differences	(0.20%)	(0.20%)	0.10%
Impact of state rate change			0.10%
Other	1.60%	1.00%	6.20%
Total		1.00%	3.20%